Other disclosures - Commitments (Details) € in Thousands, £ in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Jul. 31, 2017 GBP (£)	Jun. 30, 2018 EUR (€) EquityInstruments	Jun. 28, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Contractual obligations and commitments
Number of options granted | EquityInstruments		178,900
Contractual commitments for acquisition of property, plant and equipment		€ 0
Contractual commitments for acquisition of intangible assets		0
Operating lease commitments		1,234			€ 1,526
Less than 1 year
Contractual obligations and commitments
Operating lease commitments		913			1,028
1-3 years
Contractual obligations and commitments
Operating lease commitments		291			465
3-5 years
Contractual obligations and commitments
Operating lease commitments		30			€ 33
ARGX-110
Contractual obligations and commitments
Contractual obligations | £	£ 1.9
Lonza Sales AG
Contractual obligations and commitments
Contractual obligations | £	5.0
Payment of Contract Amount | £	£ 1.0
Lonza Sales AG | ARGX-113
Contractual obligations and commitments
Contractual obligations		€ 3,200		$ 11.0
Maximum
Contractual obligations and commitments
Exercise period of grant ranges			€ 600
Minimum
Contractual obligations and commitments
Exercise period of grant ranges			€ 400